Employee Benefits	6 Months Ended
Jun. 30, 2024
Employee benefits
Employee benefits

23.Employee benefits

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Salaries	4,226	4,282	8,958	8,952
Social charges	459	327	1,091	654
Pension charges	164	75	220	152
Share-based payment	540	748	1,499	1,757
Other	147	344	321	668
Total employee benefits	5,536	5,776	12,089	12,183

In order to be consistent with the current period’s presentation, comparable figures have been represented which involved aggregation of certain line items based on the nature employee benefits.

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Selling, general and administrative expenses	2,293	2,390	4,876	4,802
Research & Development expenses	3,243	3,386	7,213	7,381
Total employee benefits	5,536	5,776	12,089	12,183